Shareholder Report, Holdings (Details) - C000005460	Jun. 30, 2026
Top10HoldingAgilent TechnologiesBNY-00846U101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Top10HoldingKeysight TechnologiesBNY-49338L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Top10HoldingMettler-Toledo InternationalBNY-592688105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Top10HoldingTeradyneBNY-880770102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Top10HoldingMACOM Technology Solutions HoldingsBNY-55405Y100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Top10HoldingDatadogBNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Top10HoldingYum! BrandsBNY-988498101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Top10HoldingBurlington StoresBNY-122017106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Top10HoldingLattice SemiconductorBNY-518415104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Top10HoldingAlnylam PharmaceuticalsBNY-02043Q107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.20%